10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	$ 174	$ 206	$ 198
Salaries and social security charges
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	62	81	77
Benefits to the employees
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	8	5	5
Accrual of defined benefit plans
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	8	1	6
Work contracts, fees and compensation for services
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	52	68	53
Compensation agreements
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	0	3	20
Directors and Syndicates fees
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	7	5	4
Depreciation of property, plant and equipment
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	14	12	6
Consumption of materials
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	3	4	3
Maintenance
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	2	2	2
Transport and per diem
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	2	2	2
Rental and insurance
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	5	6	6
Surveillance and security
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	2	5	4
Taxes, rates and contributions
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	2	8	4
Communications
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	2	2	2
Right-of-use assets amortization
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	2	0	0
Institutional advertising and promotion
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	0	1	2
Other
DisclosureOfAdministrativeExpensesLineItems [Line Items]
Administrative expenses	$ 3	$ 1	$ 2